Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits Disclosure [Line Items]
Time Deposits		$ 1,453,695
Domestic
Deposits Disclosure [Line Items]
Time deposits $250,000 and over	$ 364,600	318,800	$ 299,400
Foreign
Deposits Disclosure [Line Items]
Time Deposits	$ 0	$ 0	$ 0